Basis of Presentation (Details) - Shuttle tanker segment $ / shares in Units, $ in Millions		3 Months Ended	9 Months Ended
	Jan. 01, 2018 vessel	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($) $ / shares
Business Acquisition [Line Items]
Property, plant and equipment, useful life			25 years
Depreciation period
Business Acquisition [Line Items]
Property, plant and equipment, useful life			20 years
Increase in depreciation and amortization		$ 3.8	$ 11.9
Increase in net loss		$ 3.8	$ 11.9
Increase in net loss per basic and diluted common unit (usd per share) | $ / shares		$ 0.01	$ 0.03
Shuttle tankers | Depreciation period
Business Acquisition [Line Items]
Number of vessels | vessel	21